Other Non Current Assets - Additional information (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Nov. 22, 2010 Option Contract With Samsung (Member)	Jun. 30, 2012 Ocean Rig U D W [Member] Integer numberofoptions	Dec. 31, 2011 Ocean Rig U D W [Member] numberofoptions	May 16, 2011 Ocean Rig U D W [Member] numberofoptions	Dec. 31, 2011 Ocean Rig Mykonos and Ocean Rig Poseidon [Member]	Jun. 30, 2012 Delivery Scheduled In July 2013 [Member] Integer	Jun. 30, 2012 Delivery Scheduled In October 2013 [Member] Integer	Jun. 30, 2012 Delivery Scheduled In November 2013 [Member] Integer
Security deposits for derivatives	$ 0	$ 33,100					$ 33,100
Number Of Options For Construction Of Drillships			up to 4
Number Of Options Exercised					3
Number of options per addendum						2
Total number of options					6
Number of options not exercised				3
Option final exercise date				October 4 2012
Delivery Schedule (number of drillships to be delivered)								1	1	1